Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Ordinary shares [member] USD ($) shares		Ordinary shares [member] JPY (¥) shares		Series A preferred shares [member] USD ($) shares		Series A preferred shares [member] JPY (¥) shares		Share subscription receivable [member] USD ($)	[3]	Share subscription receivable [member] JPY (¥)	Merger reserve [member] USD ($)	[3]	Merger reserve [member] JPY (¥)		Retained earnings [member] USD ($)	Retained earnings [member] JPY (¥)	USD ($)	[3]	JPY (¥)	Retained earnings [member] USD ($)	[3]
Beginning balance, value at Jun. 30, 2023				¥ 157	[1]			¥ 6	[1]			¥ (6)			¥ 49,843			¥ 169,404			¥ 219,404
Balance, shares at Jun. 30, 2023 | shares	[2]	4,875,000		4,875,000		200,000		200,000
IfrsStatementLineItems [Line Items]
Capital contribution from the shareholder					[1]				[1]						30,000						30,000
Net profit for the year					[1]				[1]									137,410			137,410
Balance at Jun. 30, 2024				¥ 157	[1]			¥ 6	[1]			(6)			79,843			306,814			386,814
Balance, shares at Jun. 30, 2024 | shares	[2]	4,875,000		4,875,000		200,000		200,000
IfrsStatementLineItems [Line Items]
Capital contribution from the shareholder					[1]				[1]						379,364						379,364
Net profit for the year					[1]				[1]									15,111			15,111
Balance at Jun. 30, 2025				¥ 157	[1]			¥ 6	[1]			(6)			459,207			321,925			781,289
Balance, shares at Jun. 30, 2025 | shares	[1]	4,875,000		4,875,000		200,000		200,000
IfrsStatementLineItems [Line Items]
Capital contribution from the shareholder
Net profit for the year					[1]				[1]									17,834			17,834
Proceeds from initial public offering				¥ 4	[1]				[1]						413,430						413,434
Proceeds from initial public offering, shares | shares	[1]	129,625		129,625
Fractional shares from share consolidation					[1],[3]				[1]							[3]
Fractional shares from share consolidation, shares | shares	[1]	36		36
Balance at Jun. 30, 2026		$ 1	[1]	¥ 161	[1]		[1],[3]	¥ 6	[1]			¥ (6)	$ 5,366		¥ 872,637		$ 2,089	¥ 339,759	$ 7,456		¥ 1,212,557	$ 2,089
Balance, shares at Jun. 30, 2026 | shares	[1]	5,004,661		5,004,661		200,000		200,000

[1]	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)
[2]	Retrospectively restated for effect of share recapitalization (Note 1)
[3]	Less than JPY1,000 or US$1,000